Capital structure and financial items - Financial income and expenses - Financial income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Interest income	kr 1,069	kr 239	kr 231
Foreign exchange gain (net)	308	0	0
Financial gain from forward contracts (net)	1,344	0	2,316
Capital gain on investments	0	0	340
Capital gain on marketable securities	143	0	0
Result of associated companies	81	0	0
Total financial income	2,945	239	2,887
Marketable Securities
Disclosure of financial assets [line items]
Interest income	kr 370	kr 78	kr 30